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Ann H. Bierut
Paralegal
(860) 723-2228
Fax: (860) 723-2214
ann.bierut@us.ing.com

May 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: MAP II - Group Installment Variable Annuity Contracts for HR 10 Plans
File Nos.: 33-75980* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus dated May 1, 2004 contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 ("Amendment No. 19") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 19 which was declared effective on May 1, 2004. The text of Amendment No. 19 was filed electronically on April 16, 2004.

If you have any questions regarding this submission, please call the undersigned at 860-723-2228.

Sincerely,

/s/ Ann H. Bierut

Ann H. Bierut

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-75984.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation